QUARTERLY FINANCIAL DATA - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Quarterly Financial Data Summary Of Quarterly Financial Data [Abstract]
Operating Revenue	$ 273,392	$ 305,359	$ 387,411	$ 321,618	$ 255,513	$ 273,437	$ 371,239	$ 304,263	$ 247,751	$ 1,269,901	$ 1,196,690	$ 1,161,660
Operating Income	28,193	34,138	84,898	79,653	31,999	31,014	123,177	53,433	22,747	230,688	230,371	200,487
Net Income (Loss)	$ 9,429	$ 14,797	$ 39,644	$ 38,725	$ 9,172	$ 4,910	$ 64,167	$ 30,787	$ 1,478	$ 102,338	$ 101,342	$ 65,470